Taxation - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss before tax	$ (222,097,491)	$ (3,577,590)
Income tax at the domestic rate of 22.00% (2022: 20.31%)	(45,970,977)	(726,609)
Impact of difference in overseas tax rates	40,961,202
Non-deductible expenses	2,685	98,838
Current year losses for which no deferred tax asset is recognized	5,026,928	643,122
Others	$ (19,838)	$ (15,351)